DEBT - Short-Term Borrowings (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Short-Term Borrowings:
Commercial paper	$ 9,989,000,000	$ 9,995,000,000
Other borrowings	20,712,000,000	11,084,000,000
Total short-term borrowings	30,701,000,000	21,079,000,000
Collateralized short-term advances from Federal Home Loan Bank	$ 12,000,000,000	$ 0
Commercial paper
Short-Term Borrowings:
Commercial paper, weighted average coupon	0.79%	0.22%
Other borrowings
Short-Term Borrowings:
Commercial paper, weighted average coupon	1.39%	1.50%